Interest Expense (Tables)	12 Months Ended
Dec. 31, 2012
Interest Expense [Abstract]
Interest Expense [Text Block]

	Interest expense
		2012	2011	2010
		$	$	$
	Finance costs on rated bonds and corporate notes (1)	74	56	38
	Finance costs on convertible bonds (2)	27	25	22
	Finance costs on mandatory convertible bonds (3)	47	47	13
	Finance costs on bank loans and overdrafts	18	10	19
	Unwinding of discount on convertible bonds	30	28	27
	Amortization of deferred loan fees (4)	15	7	20
	Capital lease charges	6	5	5
	Discounting of non-current trade and other debtors	5	-	6
	Other	3	3	1
		225	181	151
	Less : Amounts capitalized on qualifying assets	(12)	(3)	-
		213	178	151

(1)	On April 28, 2010, AngloGold Ashanti Holdings plc issued $1.0 billion of 10-year and 30-year unsecured notes. The issue consisted of $700 million of 10-year unsecured notes at a semi-annual coupon of 5.375 percent due 2020 and $300 million of 30-year unsecured notes at a semi-annual coupon of 6.5 percent due 2040. On July 30, 2012, AngloGold Ashanti Holdings plc issued $750 million 5.125 percent notes due 2022. See Note 18.

(2)	On May 22, 2009, AngloGold Ashanti Holdings Finance plc issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs. See Note 18.

(3)	In September 2010, AngloGold Ashanti Holdings Finance plc issued $789 million of mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. See Note 18.

(4)	Includes once-off charges of $6 million and $8 million related to the cancellation of debt facilities during 2012 and 2010, respectively.